Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 8,779,014	$ (1,035,380)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(4,974,899)	(31,308)
Other income	(195,587)	0
Offering costs allocated to warrants	0	868,131
Excess of private warrants fair value over purchase price	0	3,097,200
Change in fair value of warrant liability	(12,562,468)	(3,911,091)
Unrealized loss – treasury bills	22,368	0
Amortization of debt discount	32,145	0
Change in fair value of conversion option liability	40,776	0
Changes in operating assets and liabilities:
Prepaid expenses	70,406	(70,406)
Accounts payable and accrued expenses	7,822,527	174,172
Net cash used in operating activities	(965,718)	(908,682)
Cash Flows from Investing Activities:
Proceeds from sale of investments held in trust account	348,906,871	0
Investment of cash in Trust Account	(348,906,871)	(345,000,000)
Net cash used in investing activities	0	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting commissions	0	338,100,000
Proceeds from sale of Private Warrants	0	8,900,000
Proceeds from issuance of promissory note to Sponsor	500,000	144,890
Payment on promissory issued to Sponsor	0	(144,890)
Payment of deferred offering costs	0	(540,060)
Net cash provided by financing activities	500,000	346,459,940
Net change in cash	(465,718)	551,258
Cash, beginning of period	551,258	0
Cash, end of the period	85,540	551,258
Supplemental disclosure of cash flow information:
Initial classification of Class A ordinary shares subject to possible redemption	0	345,000,000
Remeasurement of ordinary shares subject to possible redemption noncash transaction	4,952,531	0
Deferred underwriting fee charged to additional paid in capital	0	12,075,000
Initial classification of warrant liability	0	27,004,700
Waived deferred underwriting fee	$ (4,079,413)	$ 0